Attachment 2
Rollforward Schedules

								Assets
		Land	Building	Furniture, fixtures & equipment	Accum Depreciation	Deferred costs, net	Other Assets	Held for Sale

December 31, 2011		382,500	3,346,227	2,521,865	(4,733,485)	73,104	256,890	1,847,101

2012 Activity**		(382,500)	(3,346,227)	(2,521,865)	4,733,485	(73,104)	(185,617)	(1,775,828)

December 31, 2012		-	-	-	-	-	71,273	71,273

Q1 2013 Activity		-	-	-	-	-	(58,176)	(58,176)

March 31, 2103***		-	-	-	-	-	13,097	13,097

	**	The Clearwater hotel and all related assets were sold in January 2012 and the Partnership's interest in the Scottsdale Days Inn was sold in December 2012.
		This is the reason for the decrease in the assets. As of December 31,2012 the assets which remained ($71,273) were entirely related to Scottsdale.

	***	During the first quarter of 2013 Scottsdale continued to collect on outstanding receivables and used cash to pay outstanding trade payables and as a result,
		the assets continued to decrease. As of March 31, 2013 the remaining assets ($13,097) were reclassed to assets related to discontinue operations